                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

    Last Survivor Flexible Premium Variable Universal Life Insurance Policy
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 15 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14430 SL (Supp 1/01/01)                      Registration No. 333-64417

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                PAGE
                                                                ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of September 30,
     2000 (unaudited).......................................    F-2
  Statement of operations for the nine months ended
     September 30, 2000 (unaudited).........................    F-5
  Statement of changes in net assets for the periods ended
     September 30, 2000 and December 31, 1999 (unaudited)...    F-8
  Notes to financial statements.............................    F-14
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as
     of September 30, 2000 and December 31, 1999............    F-17
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............    F-18
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............    F-19
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................    F-20
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month period ended September
     30, 2000 and 1999......................................    F-21
  Notes to unaudited interim condensed consolidated
     financial statements...................................    F-22

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds...      12,544        13,849       7,220       611,277       14,169        15,323          43,845
                                      ========      ========     =======      ========     ========      ========      ==========
Investments at cost...............    $132,659      $170,871     $77,430      $611,277     $552,250      $459,944      $1,356,463
                                      ========      ========     =======      ========     ========      ========      ==========
Investments in respective Funds,
  at net asset value..............    $133,342      $172,968     $78,621      $611,277     $484,567      $400,849      $1,040,431
Amount due from MONY America......         909             0       1,338             0        4,289         1,333           2,033
Amount due from respective
  Funds...........................           0            21          12             0          131            16             107
                                      --------      --------     -------      --------     --------      --------      ----------
        Total assets..............     134,251       172,989      79,971       611,277      488,987       402,198       1,042,571
                                      --------      --------     -------      --------     --------      --------      ----------
           LIABILITIES
Amount due to MONY America........         140           201          93           573          577           409           1,094
Amount due to respective Funds....         909             0       1,338             0        4,289         1,333           2,033
                                      --------      --------     -------      --------     --------      --------      ----------
        Total liabilities.........       1,049           201       1,431           573        4,866         1,742           3,127
                                      --------      --------     -------      --------     --------      --------      ----------
Net assets........................    $133,202      $172,788     $78,540      $610,704     $484,121      $400,456      $1,039,444
                                      ========      ========     =======      ========     ========      ========      ==========
Net assets consist of:
  Contractholders' net payments...    $127,682      $163,745     $74,164      $586,473     $422,181      $367,400      $1,008,207
  Undistributed net investment
    income........................      11,704        15,978       3,841        24,231      125,469        86,471         411,361
  Accumulated net realized gain
    (loss) on investments.........      (6,867)       (9,032)       (656)            0        4,154         5,680         (64,092)
  Net unrealized appreciation
    (depreciation) of
    investments...................         683         2,097       1,191             0      (67,683)      (59,095)       (316,032)
                                      --------      --------     -------      --------     --------      --------      ----------
Net assets........................    $133,202      $172,788     $78,540      $610,704     $484,121      $400,456      $1,039,444
                                      ========      ========     =======      ========     ========      ========      ==========
Number of units outstanding*......      12,663        16,870       7,395        56,094       36,191        32,052          95,920
                                      --------      --------     -------      --------     --------      --------      ----------
Net asset value per unit
  outstanding*....................    $  10.52      $  10.24     $ 10.62      $  10.89     $  13.38      $  12.49      $    10.84
                                      ========      ========     =======      ========     ========      ========      ==========

---------------
 * Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                            MONY CUSTOM ESTATE MASTER
                                                ---------------------------------------------------------------------------------
                                                                          ENTERPRISE ACCUMULATION TRUST
                                                ---------------------------------------------------------------------------------
                                                INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY
                                                   GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME
                                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                -------------   ----------   ----------   ----------   -------------   ----------
                    ASSETS
Shares held in respective Funds...............      126,250        42,873      367,660      147,646        47,773         84,555
                                                 ==========      ========    ==========    ========      ========       ========
Investments at cost...........................   $1,059,534      $208,351    $2,269,544    $892,643      $380,257       $447,481
                                                 ==========      ========    ==========    ========      ========       ========
Investments in respective Funds, at net asset
  value.......................................   $  897,638      $204,934    $2,117,721    $936,072      $449,069       $459,133
Amount due from MONY America..................          956           812        7,066        2,594         1,381            756
Amount due from respective Funds..............           23            21          536           93            18             59
                                                 ----------      --------    ----------    --------      --------       --------
        Total assets..........................      898,617       205,767    2,125,323      938,759       450,468        459,948
                                                 ----------      --------    ----------    --------      --------       --------
                 LIABILITIES
Amount due to MONY America....................          578           221        2,672        1,032           414            503
Amount due to respective Funds................          956           812        7,066        2,594         1,381            756
                                                 ----------      --------    ----------    --------      --------       --------
        Total liabilities.....................        1,534         1,033        9,738        3,626         1,795          1,259
                                                 ----------      --------    ----------    --------      --------       --------
Net assets....................................   $  897,083      $204,734    $2,115,585    $935,133      $448,673       $458,689
                                                 ==========      ========    ==========    ========      ========       ========
Net assets consist of:
  Contractholders' net payments...............   $  963,466      $199,785    $2,185,814    $868,962      $361,112       $446,776
  Undistributed net investment income
    (loss)....................................       87,783        10,633       14,444          (45)        2,082            793
  Accumulated net realized gain (loss) on
    investments...............................        7,730        (2,267)      67,150       22,787        16,667           (532)
  Net unrealized appreciation (depreciation)
    of investments............................     (161,896)       (3,417)    (151,823)      43,429        68,812         11,652
                                                 ----------      --------    ----------    --------      --------       --------
Net assets....................................   $  897,083      $204,734    $2,115,585    $935,133      $448,673       $458,689
                                                 ==========      ========    ==========    ========      ========       ========
Number of units outstanding*..................       76,858        19,643      191,759       76,663        25,890         42,807
                                                 ----------      --------    ----------    --------      --------       --------
Net asset value per unit outstanding*.........   $    11.67      $  10.42    $   11.03     $  12.20      $  17.33       $  10.72
                                                 ==========      ========    ==========    ========      ========       ========

                                                      MONY CUSTOM ESTATE MASTER
                                                --------------------------------------
                                                    ENTERPRISE ACCUMULATION TRUST
                                                --------------------------------------
                                                  CAPITAL       MUTI-CAP
                                                APPRECIATION     GROWTH      BALANCED
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                ------------   ----------   ----------
                    ASSETS
Shares held in respective Funds...............      36,566        24,516       25,444
                                                  ========      ========     ========
Investments at cost...........................    $279,605      $348,322     $129,611
                                                  ========      ========     ========
Investments in respective Funds, at net asset
  value.......................................    $288,506      $319,199     $125,440
Amount due from MONY America..................          83             0        1,514
Amount due from respective Funds..............          26             7            0
                                                  --------      --------     --------
        Total assets..........................     288,615       319,206      126,954
                                                  --------      --------     --------
                 LIABILITIES
Amount due to MONY America....................         292           270          126
Amount due to respective Funds................          83             0        1,514
                                                  --------      --------     --------
        Total liabilities.....................         375           270        1,640
                                                  --------      --------     --------
Net assets....................................    $288,240      $318,936     $125,314
                                                  ========      ========     ========
Net assets consist of:
  Contractholders' net payments...............    $250,573      $346,347     $128,766
  Undistributed net investment income
    (loss)....................................      13,320          (306)         692
  Accumulated net realized gain (loss) on
    investments...............................      15,446         2,018           27
  Net unrealized appreciation (depreciation)
    of investments............................       8,901       (29,123)      (4,171)
                                                  --------      --------     --------
Net assets....................................    $288,240      $318,936     $125,314
                                                  ========      ========     ========
Number of units outstanding*..................      19,337        28,151       12,795
                                                  --------      --------     --------
Net asset value per unit outstanding*.........    $  14.91      $  11.33     $   9.79
                                                  ========      ========     ========

---------------
 * Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                         MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------
                                                                      FIDELITY VARIABLE INSURANCE
                                                                            PRODUCTS FUNDS
                                                    DREYFUS     ---------------------------------------
                                      DREYFUS      SOCIALLY                                  VIP III
                                       STOCK      RESPONSIBLE      VIP         VIP II        GROWTH
                                       INDEX        GROWTH        GROWTH       CONTRA     OPPORTUNITIES
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   -----------   ----------   ----------   -------------
              ASSETS
Shares held in respective Funds....      7,328         191          3,836        4,053         1,110
                                      ========      ======       ========     ========       =======
Investments at cost................   $275,247      $7,331       $195,147     $103,151       $22,997
                                      ========      ======       ========     ========       =======
Investments in respective Funds, at
  net asset value..................   $275,169      $7,592       $190,348     $102,708       $22,106
Amount due from MONY America.......      1,401           0             95           95            95
Amount due from respective Funds...         18          22              9           14             0
                                      --------      ------       --------     --------       -------
        Total assets...............    276,588       7,614        190,452      102,817        22,201
                                      --------      ------       --------     --------       -------
            LIABILITIES
Amount due to MONY America.........        260          29            175          102            17
Amount due to respective Funds.....      1,401           0             95           95            95
                                      --------      ------       --------     --------       -------
        Total liabilities..........      1,661          29            270          197           112
                                      --------      ------       --------     --------       -------
Net assets.........................   $274,927      $7,585       $190,182     $102,620       $22,089
                                      ========      ======       ========     ========       =======
Net assets consist of:
  Contractholders' net payments....   $264,640      $7,226       $173,920     $100,899       $23,127
  Undistributed net investment
    income (loss)..................      1,447         (16)        19,460        4,560           509
  Accumulated net realized gain
    (loss) on investments..........      8,918         114          1,601       (2,396)         (656)
  Net unrealized appreciation
    (depreciation) of
    investments....................        (78)        261         (4,799)        (443)         (891)
                                      --------      ------       --------     --------       -------
Net assets.........................   $274,927      $7,585       $190,182     $102,620       $22,089
                                      ========      ======       ========     ========       =======
Number of units outstanding*.......     26,149         701         16,879        9,717         2,300
                                      --------      ------       --------     --------       -------
Net asset value per unit
  outstanding*.....................   $  10.51      $10.81       $  11.27     $  10.56       $  9.60
                                      ========      ======       ========     ========       =======

                                                  MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------

                                                     JANUS ASPEN SERIES
                                     ---------------------------------------------------

                                     AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------
              ASSETS
Shares held in respective Funds....      9,268       2,405          8,399         4,873
                                      ========     =======       ========      ========
Investments at cost................   $535,928     $65,068       $287,468      $229,601
                                      ========     =======       ========      ========
Investments in respective Funds, at
  net asset value..................   $489,796     $60,434       $273,882      $206,900
Amount due from MONY America.......        142       1,609              0            95
Amount due from respective Funds...         18           0             23            18
                                      --------     -------       --------      --------
        Total assets...............    489,956      62,043        273,905       207,013
                                      --------     -------       --------      --------
            LIABILITIES
Amount due to MONY America.........        406          53            239           180
Amount due to respective Funds.....        142       1,609              0            95
                                      --------     -------       --------      --------
        Total liabilities..........        548       1,662            239           275
                                      --------     -------       --------      --------
Net assets.........................   $489,408     $60,381       $273,666      $206,738
                                      ========     =======       ========      ========
Net assets consist of:
  Contractholders' net payments....   $513,616     $59,882       $285,128      $217,624
  Undistributed net investment
    income (loss)..................     21,599       5,132          1,054        10,956
  Accumulated net realized gain
    (loss) on investments..........        325           1          1,070           859
  Net unrealized appreciation
    (depreciation) of
    investments....................    (46,132)     (4,634)       (13,586)      (22,701)
                                      --------     -------       --------      --------
Net assets.........................   $489,408     $60,381       $273,666      $206,738
                                      ========     =======       ========      ========
Number of units outstanding*.......     42,739       5,786         22,177        18,561
                                      --------     -------       --------      --------
Net asset value per unit
  outstanding*.....................   $  11.45     $ 10.44       $  12.34      $  11.14
                                      ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend investment income........    $ 8,535       $11,858       $3,808      $20,581      $  3,096      $    579      $  20,708
Distribution from capital gains...          0             0            4            0       111,543        74,248        321,001
Mortality and expense risk
  charges.........................       (337)         (429)        (188)      (1,218)         (891)         (875)        (2,187)
                                      -------       -------       ------      -------      --------      --------      ---------
Net investment income.............      8,198        11,429        3,624       19,363       113,748        73,952        339,522
                                      -------       -------       ------      -------      --------      --------      ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................     (6,299)       (6,998)        (391)           0         5,702         3,027        (58,227)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............      3,900         9,499          934            0       (79,237)      (68,244)      (274,423)
                                      -------       -------       ------      -------      --------      --------      ---------
Net realized and unrealized gain
  (loss) on investments...........     (2,399)        2,501          543            0       (73,535)      (65,217)      (332,650)
                                      -------       -------       ------      -------      --------      --------      ---------
Net increase in net assets
  resulting from operations.......    $ 5,799       $13,930       $4,167      $19,363      $ 40,213      $  8,735      $   6,872
                                      =======       =======       ======      =======      ========      ========      =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                    INTERNATIONAL
                                       GROWTH
                                     SUBACCOUNT      HIGH YIELD                      GROWTH AND     SMALL COMPANY      EQUITY
                                    -------------       BOND           GROWTH          INCOME          GROWTH          INCOME
                                    FOR THE NINE     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                       MONTHS       -------------   -------------   -------------   -------------   -------------
                                        ENDED       FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                      SEPTEMBER     MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                         30,        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                        2000            2000            2000            2000            2000            2000
                                     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Dividend investment income........    $   1,748        $ 8,471        $   2,162        $ 2,403         $     0         $ 2,035
Distribution from capital gains...       85,056              0           18,536             29           3,130               0
Mortality and expense risk
  charges.........................       (1,028)          (311)          (4,574)        (1,920)           (817)         (1,065)
                                      ---------        -------        ---------        -------         -------         -------
Net investment income (loss)......       85,776          8,160           16,124            512           2,313             970
                                      ---------        -------        ---------        -------         -------         -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................        6,765         (1,726)          62,325          9,954          14,056          (1,188)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (188,308)        (2,445)        (288,106)        21,285          19,787          11,467
                                      ---------        -------        ---------        -------         -------         -------
Net realized and unrealized gain
  (loss) on investments...........     (181,543)        (4,171)        (225,781)        31,239          33,843          10,279
                                      ---------        -------        ---------        -------         -------         -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (95,767)       $ 3,989        $(209,657)       $31,751         $36,156         $11,249
                                      =========        =======        =========        =======         =======         =======

                                                MONY CUSTOM ESTATE MASTER
                                    --------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                    --------------------------------------------------

                                       CAPITAL        MULTI-CAP
                                    APPRECIATION       GROWTH            BALANCED
                                     SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                    -------------   -------------   ------------------
                                    FOR THE NINE    FOR THE NINE    FOR THE PERIOD **
                                    MONTHS ENDED    MONTHS ENDED       MAY 4, 2000
                                    SEPTEMBER 30,   SEPTEMBER 30,        THROUGH
                                        2000            2000        SEPTEMBER 30, 2000
                                     (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                    -------------   -------------   ------------------
Dividend investment income........    $      0        $      0           $   310
Distribution from capital gains...      14,096             143               519
Mortality and expense risk
  charges.........................        (584)           (441)             (137)
                                      --------        --------           -------
Net investment income (loss)......      13,512            (298)              692
                                      --------        --------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................      13,104           1,983                27
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (32,790)        (33,972)           (4,171)
                                      --------        --------           -------
Net realized and unrealized gain
  (loss) on investments...........     (19,686)        (31,989)           (4,144)
                                      --------        --------           -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (6,174)       $(32,287)          $(3,452)
                                      ========        ========           =======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                MONY CUSTOM ESTATE MASTER
                                 ---------------------------------------------------------------------------------------
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                      DREYFUS         --------------------------------------------------
                                    DREYFUS           SOCIALLY                                             VIP III
                                     STOCK          RESPONSIBLE            VIP           VIP II             GROWTH
                                     INDEX             GROWTH            GROWTH        CONTRA FUND      OPPORTUNITIES
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                 -------------   ------------------   -------------   -------------   ------------------
                                                 FOR THE PERIOD **                                    FOR THE PERIOD **
                                 FOR THE NINE     JANUARY 7, 2000     FOR THE NINE    FOR THE NINE     JANUARY 7, 2000
                                 MONTHS ENDED         THROUGH         MONTHS ENDED    MONTHS ENDED         THROUGH
                                 SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
                                     2000               2000              2000            2000               2000
                                  (UNAUDITED)       (UNAUDITED)        (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                 -------------   ------------------   -------------   -------------   ------------------
Dividend investment income.....     $1,517              $  1             $   165         $   127           $    87
Distribution from capital
  gains........................        166                 0              19,688           4,598               455
Mortality and expense risk
  charges......................       (542)              (17)               (393)           (163)              (33)
                                    ------              ----             -------         -------           -------
Net investment income (loss)...      1,141               (16)             19,460           4,562               509
                                    ------              ----             -------         -------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................      8,891               114               1,601          (2,393)             (656)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (1,315)              261              (4,962)         (1,093)             (891)
                                    ------              ----             -------         -------           -------
Net realized and unrealized
  gain (loss) on investments...      7,576               375              (3,361)         (3,486)           (1,547)
                                    ------              ----             -------         -------           -------
Net increase (decrease) in net
  assets resulting from
  operations...................     $8,717              $359             $16,099         $ 1,076           $(1,038)
                                    ======              ====             =======         =======           =======

                                                   MONY CUSTOM ESTATE MASTER
                                 -------------------------------------------------------------
                                                      JANUS ASPEN SERIES
                                 -------------------------------------------------------------

                                  AGGRESSIVE                        CAPITAL        WORLDWIDE
                                    GROWTH         BALANCED      APPRECIATION       GROWTH
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 -------------   -------------   -------------   -------------

                                 FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                 MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                 SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                     2000            2000            2000            2000
                                  (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                 -------------   -------------   -------------   -------------
Dividend investment income.....    $ 18,903         $2,802         $  1,362        $  9,927
Distribution from capital
  gains........................       3,203          2,306               74           1,275
Mortality and expense risk
  charges......................        (506)          (108)            (383)           (243)
                                   --------         ------         --------        --------
Net investment income (loss)...      21,600          5,000            1,053          10,959
                                   --------         ------         --------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................         321              1            1,069             850
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (46,557)        (5,016)         (13,845)        (24,348)
                                   --------         ------         --------        --------
Net realized and unrealized
  gain (loss) on investments...     (46,236)        (5,015)         (12,776)        (23,498)
                                   --------         ------         --------        --------
Net increase (decrease) in net
  assets resulting from
  operations...................    $(24,636)        $  (15)        $(11,723)       $(12,539)
                                   ========         ======         ========        ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------------
                                             INTERMEDIATE                      LONG TERM                      GOVERNMENT
                                               TERM BOND                         BOND                         SECURITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------   -----------------------------   -----------------------------
                                                        FOR THE                         FOR THE                         FOR THE
                                                        PERIOD                          PERIOD                          PERIOD
                                     FOR THE NINE     JANUARY 11,    FOR THE NINE    FEBRUARY 12,    FOR THE NINE    FEBRUARY 12,
                                     MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                     SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                         2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                      (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                     -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income............    $  8,198         $ 3,506        $ 11,429        $  4,549        $  3,624         $   217
  Net realized gain (loss) on
    investments....................      (6,299)           (568)         (6,998)         (2,034)           (391)           (265)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       3,900          (3,217)          9,499          (7,402)            934             257
                                       --------         -------        --------        --------        --------         -------
Net increase (decrease) in net
  assets resulting from
  operations.......................       5,799            (279)         13,930          (4,887)          4,167             209
                                       --------         -------        --------        --------        --------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      53,305          97,805          63,495         131,515          41,443          57,178
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (16,154)         (7,274)        (17,933)        (13,332)        (16,999)         (7,458)
                                       --------         -------        --------        --------        --------         -------
Net increase from unit
  transactions.....................      37,151          90,531          45,562         118,183          24,444          49,720
                                       --------         -------        --------        --------        --------         -------
Net increase in net assets.........      42,950          90,252          59,492         113,296          28,611          49,929
Net assets beginning of period.....      90,252               0         113,296               0          49,929               0
                                       --------         -------        --------        --------        --------         -------
Net assets end of period*..........    $133,202         $90,252        $172,788        $113,296        $ 78,540         $49,929
                                       ========         =======        ========        ========        ========         =======
Unit transactions:
  Units outstanding beginning of
    period.........................       8,951               0          12,005               0           4,962               0
  Units issued during the period...       5,479           9,671           6,707          13,368           4,070           5,703
  Units redeemed during the
    period.........................      (1,767)           (720)         (1,842)         (1,363)         (1,637)           (741)
                                       --------         -------        --------        --------        --------         -------
Units outstanding end of period....      12,663           8,951          16,870          12,005           7,395           4,962
                                       ========         =======        ========        ========        ========         =======
---------------
 * Includes undistributed net
   investment income of:               $ 11,704         $ 3,506        $ 15,978        $  4,549        $  3,841         $   217
                                       ========         =======        ========        ========        ========         =======
** Commencement of operations

                                       MONY CUSTOM ESTATE MASTER
                                     -----------------------------
                                        MONY SERIES FUND, INC.
                                     -----------------------------
                                                 MONEY
                                                MARKET
                                              SUBACCOUNT
                                     -----------------------------
                                                        FOR THE
                                                        PERIOD
                                     FOR THE NINE     JANUARY 11,
                                     MONTHS ENDED       1999**
                                     SEPTEMBER 30,      THROUGH
                                         2000        DECEMBER 31,
                                      (UNAUDITED)        1999
                                     -------------   -------------
From operations:
  Net investment income............   $   19,363       $   4,868
  Net realized gain (loss) on
    investments....................            0               0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................            0               0
                                      ----------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................       19,363           4,868
                                      ----------       ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,295,176         486,468
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (930,229)       (264,942)
                                      ----------       ---------
Net increase from unit
  transactions.....................      364,947         221,526
                                      ----------       ---------
Net increase in net assets.........      384,310         226,394
Net assets beginning of period.....      226,394               0
                                      ----------       ---------
Net assets end of period*..........   $  610,704       $ 226,394
                                      ==========       =========
Unit transactions:
  Units outstanding beginning of
    period.........................       21,669               0
  Units issued during the period...      123,935          46,291
  Units redeemed during the
    period.........................      (89,510)        (24,622)
                                      ----------       ---------
Units outstanding end of period....       56,094          21,669
                                      ==========       =========
---------------
 * Includes undistributed net
   investment income of:              $   24,231       $   4,868
                                      ==========       =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                                                            SMALL COMPANY
                                               EQUITY                           VALUE                          MANAGED
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -----------------------------   -----------------------------   -----------------------------
                                                       FOR THE                         FOR THE                         FOR THE
                                                       PERIOD                          PERIOD                          PERIOD
                                    FOR THE NINE     JANUARY 11,    FOR THE NINE     JANUARY 7,     FOR THE NINE     JANUARY 4,
                                    MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                        2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                     (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                    -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income...........    $113,748        $ 11,721        $ 73,952        $ 12,519       $  339,522       $ 71,839
  Net realized gain (loss) on
    investments...................       5,702          (1,548)          3,027           2,653          (58,227)        (5,865)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (79,237)         11,554         (68,244)          9,149         (274,423)       (41,609)
                                      --------        --------        --------        --------       ----------       --------
Net increase (decrease) in net
  assets resulting from
  operations......................      40,213          21,727           8,735          24,321            6,872         24,365
                                      --------        --------        --------        --------       ----------       --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     258,157         228,368         186,246         243,690          522,639        677,394
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (36,941)        (27,403)        (43,433)        (19,103)        (123,620)       (68,206)
                                      --------        --------        --------        --------       ----------       --------
Net increase from unit
  transactions....................     221,216         200,965         142,813         224,587          399,019        609,188
                                      --------        --------        --------        --------       ----------       --------
Net increase in net assets........     261,429         222,692         151,548         248,908          405,891        633,553
Net assets beginning of period....     222,692               0         248,908               0          633,553              0
                                      --------        --------        --------        --------       ----------       --------
Net assets end of period*.........    $484,121        $222,692        $400,456        $248,908       $1,039,444       $633,553
                                      ========        ========        ========        ========       ==========       ========
Unit transactions:
  Units outstanding beginning of
    period........................      19,286               0          20,346               0           58,038              0
  Units issued during the
    period........................      19,771          21,811          15,234          22,000           49,467         64,524
  Units redeemed during the
    period........................      (2,866)         (2,525)         (3,528)         (1,654)         (11,585)        (6,486)
                                      --------        --------        --------        --------       ----------       --------
Units outstanding end of period...      36,191          19,286          32,052          20,346           95,920         58,038
                                      ========        ========        ========        ========       ==========       ========
---------------
 * Includes undistributed net
   investment income of:              $125,469        $ 11,721        $ 86,471        $ 12,519       $  411,361       $ 71,839
                                      ========        ========        ========        ========       ==========       ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                     -----------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------------------------------------------------
                                             INTERNATIONAL                    HIGH YIELD
                                                GROWTH                           BOND                   GROWTH
                                              SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                     -----------------------------   -----------------------------   -------------
                                                        FOR THE                         FOR THE
                                                        PERIOD                          PERIOD
                                     FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 6,     FOR THE NINE
                                     MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED
                                     SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,        2000        DECEMBER 31,        2000
                                      (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)
                                     -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income (loss).....    $  85,776       $  2,007        $  8,160         $ 2,473       $   16,124
  Net realized gain (loss) on
    investments....................        6,765            965          (1,726)           (541)          62,325
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (188,308)        26,412          (2,445)           (972)        (288,106)
                                       ---------       --------        --------         -------       ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (95,767)        29,384           3,989             960         (209,657)
                                       ---------       --------        --------         -------       ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      873,348        117,483         161,039          56,495        1,308,072
  Net asset value of units redeemed
    or used to meet contract
    obligations....................      (23,600)        (3,765)        (10,968)         (6,781)        (288,266)
                                       ---------       --------        --------         -------       ----------
Net increase from unit
  transactions.....................      849,748        113,718         150,071          49,714        1,019,806
                                       ---------       --------        --------         -------       ----------
Net increase in net assets.........      753,981        143,102         154,060          50,674          810,149
Net assets beginning of period.....      143,102              0          50,674               0        1,305,436
                                       ---------       --------        --------         -------       ----------
Net assets end of period*..........    $ 897,083       $143,102        $204,734         $50,674       $2,115,585
                                       =========       ========        ========         =======       ==========
Unit transactions:
  Units outstanding beginning of
    period.........................       10,372              0           4,921               0          104,634
  Units issued during the period...       68,397         10,713          15,698           5,588          111,101
  Units redeemed during the
    period.........................       (1,911)          (341)           (976)           (667)         (23,976)
                                       ---------       --------        --------         -------       ----------
Units outstanding end of period....       76,858         10,372          19,643           4,921          191,759
                                       =========       ========        ========         =======       ==========

---------------
 * Includes undistributed net
   investment income (loss) of:        $  87,783       $  2,007        $ 10,633         $ 2,473       $   14,444
                                       =========       ========        ========         =======       ==========
** Commencement of operations

                                               MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------
                                                              GROWTH AND
                                        GROWTH                  INCOME
                                      SUBACCOUNT              SUBACCOUNT
                                     -------------   -----------------------------
                                        FOR THE                         FOR THE
                                        PERIOD                          PERIOD
                                      JANUARY 4,     FOR THE NINE     JANUARY 11,
                                        1999**       MONTHS ENDED       1999**
                                        THROUGH      SEPTEMBER 30,      THROUGH
                                     DECEMBER 31,        2000        DECEMBER 31,
                                         1999         (UNAUDITED)        1999
                                     -------------   -------------   -------------
From operations:
  Net investment income (loss).....   $   (1,680)      $    512        $    (557)
  Net realized gain (loss) on
    investments....................        4,825          9,954           12,833
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      136,283         21,285           22,144
                                      ----------       --------        ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................      139,428         31,751           34,420
                                      ----------       --------        ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,261,158        536,945          554,185
  Net asset value of units redeemed
    or used to meet contract
    obligations....................      (95,150)       (71,571)        (150,597)
                                      ----------       --------        ---------
Net increase from unit
  transactions.....................    1,166,008        465,374          403,588
                                      ----------       --------        ---------
Net increase in net assets.........    1,305,436        497,125          438,008
Net assets beginning of period.....            0        438,008                0
                                      ----------       --------        ---------
Net assets end of period*..........   $1,305,436       $935,133        $ 438,008
                                      ==========       ========        =========
Unit transactions:
  Units outstanding beginning of
    period.........................            0         36,957                0
  Units issued during the period...      113,122         45,736           49,867
  Units redeemed during the
    period.........................       (8,488)        (6,030)         (12,910)
                                      ----------       --------        ---------
Units outstanding end of period....      104,634         76,663           36,957
                                      ==========       ========        =========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   (1,680)      $    (45)       $    (557)
                                      ==========       ========        =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                            SMALL COMPANY                      EQUITY                          CAPITAL
                                               GROWTH                          INCOME                       APPRECIATION
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -----------------------------   -----------------------------   -----------------------------
                                                       FOR THE                         FOR THE                         FOR THE
                                                       PERIOD                          PERIOD                          PERIOD
                                    FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 11,
                                    MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                        2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                     (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                    -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income (loss)....    $  2,313        $   (231)       $    970        $   (177)       $ 13,512        $   (192)
  Net realized gain (loss) on
    investments...................      14,056           2,611          (1,188)            656          13,104           2,342
  Net change in unrealized
    appreciation (depreciation) of
    investments...................      19,787          49,025          11,467             185         (32,790)         41,691
                                      --------        --------        --------        --------        --------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................      36,156          51,405          11,249             664          (6,174)         43,841
                                      --------        --------        --------        --------        --------        --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     229,228         166,044         107,098         396,878         150,739         131,349
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (19,972)        (14,188)        (44,913)        (12,287)        (23,490)         (8,025)
                                      --------        --------        --------        --------        --------        --------
Net increase from unit
  transactions....................     209,256         151,856          62,185         384,591         127,249         123,324
                                      --------        --------        --------        --------        --------        --------
Net increase in net assets........     245,412         203,261          73,434         385,255         121,075         167,165
Net assets beginning of period....     203,261               0         385,255               0         167,165               0
                                      --------        --------        --------        --------        --------        --------
Net assets end of period*.........    $448,673        $203,261        $458,689        $385,255        $288,240        $167,165
                                      ========        ========        ========        ========        ========        ========
Unit transactions:
  Units outstanding beginning of
    period........................      13,029               0          36,431               0          10,726               0
  Units issued during the
    period........................      14,068          14,338          10,713          37,590          10,199          11,402
  Units redeemed during the
    period........................      (1,207)         (1,309)         (4,337)         (1,159)         (1,588)           (676)
                                      --------        --------        --------        --------        --------        --------
Units outstanding end of period...      25,890          13,029          42,807          36,431          19,337          10,726
                                      ========        ========        ========        ========        ========        ========

---------------
 * Includes undistributed net
   investment income (loss) of:       $  2,082        $   (231)       $    793        $   (177)       $ 13,320        $   (192)
                                      ========        ========        ========        ========        ========        ========
** Commencement of operations

                                              MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------
                                              MULTI-CAP
                                               GROWTH                 BALANCED
                                             SUBACCOUNT              SUBACCOUNT
                                    -----------------------------   -------------
                                                       FOR THE         FOR THE
                                                       PERIOD          PERIOD
                                    FOR THE NINE    NOVEMBER 10,    MAY 4, 2000**
                                    MONTHS ENDED       1999**          THROUGH
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,
                                        2000        DECEMBER 31,        2000
                                     (UNAUDITED)        1999         (UNAUDITED)
                                    -------------   -------------   -------------
From operations:
  Net investment income (loss)....    $   (298)        $    (8)       $    692
  Net realized gain (loss) on
    investments...................       1,983              35              27
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (33,972)          4,849          (4,171)
                                      --------         -------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................     (32,287)          4,876          (3,452)
                                      --------         -------        --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     325,252          39,067         131,414
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (17,734)           (238)         (2,648)
                                      --------         -------        --------
Net increase from unit
  transactions....................     307,518          38,829         128,766
                                      --------         -------        --------
Net increase in net assets........     275,231          43,705         125,314
Net assets beginning of period....      43,705               0               0
                                      --------         -------        --------
Net assets end of period*.........    $318,936         $43,705        $125,314
                                      ========         =======        ========
Unit transactions:
  Units outstanding beginning of
    period........................       3,425               0               0
  Units issued during the
    period........................      26,188           3,445          13,057
  Units redeemed during the
    period........................      (1,462)            (20)           (262)
                                      --------         -------        --------
Units outstanding end of period...      28,151           3,425          12,795
                                      ========         =======        ========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   (306)        $    (8)       $    692
                                      ========         =======        ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------

                                                                       DREYFUS
                                               DREYFUS                SOCIALLY
                                                STOCK                RESPONSIBLE
                                                INDEX                  GROWTH
                                              SUBACCOUNT             SUBACCOUNT
                                     ----------------------------   -------------
                                                                       FOR THE
                                                       FOR THE         PERIOD
                                                        PERIOD       JANUARY 7,
                                     FOR THE NINE    NOVEMBER 10,      2000**
                                     MONTHS ENDED       1999**         THROUGH
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,       2000
                                      (UNAUDITED)        1999        (UNAUDITED)
                                     -------------   ------------   -------------
From operations:
  Net investment income (loss).....    $   1,141       $   306         $   (16)
  Net realized gain (loss) on
    investments....................        8,891            27             114
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       (1,315)        1,237             261
                                       ---------       -------         -------
Net increase in net assets
  resulting from operations........        8,717         1,570             359
                                       ---------       -------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      355,810        48,446           9,376
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (138,704)         (912)         (2,150)
                                       ---------       -------         -------
Net increase from unit
  transactions.....................      217,106        47,534           7,226
                                       ---------       -------         -------
Net increase in net assets.........      225,823        49,104           7,585
Net assets beginning of period.....       49,104             0               0
                                       ---------       -------         -------
Net assets end of period*..........    $ 274,927       $49,104         $ 7,585
                                       =========       =======         =======
Unit transactions:
  Units outstanding beginning of
    period.........................        4,587             0               0
  Units issued during the period...       34,124         4,675             901
  Units redeemed during the
    period.........................      (12,562)          (88)           (200)
                                       ---------       -------         -------
  Units outstanding end of
    period.........................       26,149         4,587             701
                                       =========       =======         =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $   1,447       $   306         $   (16)
                                       =========       =======         =======
** Commencement of operations

                                                              MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                     ---------------------------------------------------------------------------
                                                                                                      VIP III
                                                 VIP                           VIP II                 GROWTH
                                                GROWTH                      CONTRA FUND            OPPORTUNITIES
                                              SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                     ----------------------------   ----------------------------   -------------
                                                                                                      FOR THE
                                                       FOR THE                        FOR THE         PERIOD
                                                        PERIOD                         PERIOD       JANUARY 7,
                                     FOR THE NINE    NOVEMBER 15,   FOR THE NINE    DECEMBER 8,       2000**
                                     MONTHS ENDED       1999**      MONTHS ENDED       1999**         THROUGH
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,       2000        DECEMBER 31,       2000
                                      (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)
                                     -------------   ------------   -------------   ------------   -------------
From operations:
  Net investment income (loss).....    $  19,460       $     0        $  4,562        $    (2)        $   509
  Net realized gain (loss) on
    investments....................        1,601             0          (2,393)            (3)           (656)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       (4,962)          163          (1,093)           650            (891)
                                       ---------       -------        --------        -------         -------
Net increase in net assets
  resulting from operations........       16,099           163           1,076            645          (1,038)
                                       ---------       -------        --------        -------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      293,432         9,854          97,190         11,394          27,745
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (129,362)           (4)         (7,044)          (641)         (4,618)
                                       ---------       -------        --------        -------         -------
Net increase from unit
  transactions.....................      164,070         9,850          90,146         10,753          23,127
                                       ---------       -------        --------        -------         -------
Net increase in net assets.........      180,169        10,013          91,222         11,398          22,089
Net assets beginning of period.....       10,013             0          11,398              0               0
                                       ---------       -------        --------        -------         -------
Net assets end of period*..........    $ 190,182       $10,013        $102,620        $11,398         $22,089
                                       =========       =======        ========        =======         =======
Unit transactions:
  Units outstanding beginning of
    period.........................          899             0           1,075              0               0
  Units issued during the period...       26,754           899           9,315          1,139           2,765
  Units redeemed during the
    period.........................      (10,774)            0            (673)           (64)           (465)
                                       ---------       -------        --------        -------         -------
  Units outstanding end of
    period.........................       16,879           899           9,717          1,075           2,300
                                       =========       =======        ========        =======         =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $  19,460       $     0        $  4,560        $    (2)        $   509
                                       =========       =======        ========        =======         =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------------------------------
                                                                         JANUS ASPEN SERIES
                                     ------------------------------------------------------------------------------------------
                                              AGGRESSIVE                                                     CAPITAL
                                                GROWTH                        BALANCED                     APPRECIATION
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------   ----------------------------   ----------------------------
                                                       FOR THE                        FOR THE                        FOR THE
                                                        PERIOD                         PERIOD                         PERIOD
                                     FOR THE NINE    DECEMBER 6,    FOR THE NINE    DECEMBER 6,    FOR THE NINE    NOVEMBER 10,
                                     MONTHS ENDED       1999**      MONTHS ENDED       1999**      MONTHS ENDED       1999**
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH
                                         2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                      (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                     -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income (loss).....    $ 21,600        $    (1)        $ 5,000        $   132        $  1,053         $    1
  Net realized gain (loss) on
    investments....................         321              4               1              0           1,069              1
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (46,557)           425          (5,016)           382         (13,845)           259
                                       --------        -------         -------        -------        --------         ------
Net increase in net assets
  resulting from operations........     (24,636)           428             (15)           514         (11,723)           261
                                       --------        -------         -------        -------        --------         ------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     520,045         10,287          52,061         12,929         297,295          1,062
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (16,645)           (71)         (4,404)          (704)        (13,218)           (11)
                                       --------        -------         -------        -------        --------         ------
Net increase from unit
  transactions.....................     503,400         10,216          47,657         12,225         284,077          1,051
                                       --------        -------         -------        -------        --------         ------
Net increase in net assets.........     478,764         10,644          47,642         12,739         272,354          1,312
Net assets beginning of period.....      10,644              0          12,739              0           1,312              0
                                       --------        -------         -------        -------        --------         ------
Net assets end of period*..........    $489,408        $10,644         $60,381        $12,739        $273,666         $1,312
                                       ========        =======         =======        =======        ========         ======
Unit transactions:
  Units outstanding beginning of
    period.........................         920              0           1,220              0             105              0
  Units issued during the period...      43,233            927           4,987          1,290          23,127            106
  Units redeemed during the
    period.........................      (1,414)            (7)           (421)           (70)         (1,055)            (1)
                                       --------        -------         -------        -------        --------         ------
  Units outstanding end of
    period.........................      42,739            920           5,786          1,220          22,177            105
                                       ========        =======         =======        =======        ========         ======
---------------
 * Includes undistributed net
   investment income (loss) of:        $ 21,599        $    (1)        $ 5,132        $   132        $  1,054         $    1
                                       ========        =======         =======        =======        ========         ======
** Commencement of operations

                                      MONY CUSTOM ESTATE MASTER
                                     ----------------------------
                                          JANUS ASPEN SERIES
                                     ----------------------------
                                              WORLDWIDE
                                                GROWTH
                                              SUBACCOUNT
                                     ----------------------------
                                                       FOR THE
                                                        PERIOD
                                     FOR THE NINE    NOVEMBER 30,
                                     MONTHS ENDED       1999**
                                     SEPTEMBER 30,     THROUGH
                                         2000        DECEMBER 31,
                                      (UNAUDITED)        1999
                                     -------------   ------------
From operations:
  Net investment income (loss).....    $ 10,959        $    (3)
  Net realized gain (loss) on
    investments....................         850              9
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (24,348)         1,647
                                       --------        -------
Net increase in net assets
  resulting from operations........     (12,539)         1,653
                                       --------        -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     219,215         11,276
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (12,724)          (143)
                                       --------        -------
Net increase from unit
  transactions.....................     206,491         11,133
                                       --------        -------
Net increase in net assets.........     193,952         12,786
Net assets beginning of period.....      12,786              0
                                       --------        -------
Net assets end of period*..........    $206,738        $12,786
                                       ========        =======
Unit transactions:
  Units outstanding beginning of
    period.........................       1,107              0
  Units issued during the period...      18,528          1,120
  Units redeemed during the
    period.........................      (1,074)           (13)
                                       --------        -------
  Units outstanding end of
    period.........................      18,561          1,107
                                       ========        =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $ 10,956        $    (3)
                                       ========        =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsered Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). during 1999. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the nine months ended September 30, 2000 aggregated $614,132.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the nine months ended September 30, 2000 were as follows:

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $  120,336        $   83,396
Long Term Bond Portfolio................................       130,924            85,627
Government Securities Portfolio.........................        52,740            28,410
Money Market Portfolio..................................     1,643,231         1,278,961

Enterprise Accumulation Trust
Equity Portfolio........................................       289,092            68,353
Small Company Value Portfolio...........................       197,995            55,701
Managed Portfolio.......................................       708,654           310,927
International Growth Portfolio..........................       885,498            36,242
High Yield Bond Portfolio...............................       170,759            20,806
Growth Portfolio........................................     1,714,031           696,846
Growth and Income Portfolio.............................       606,531           142,203
Small Company Growth Portfolio..........................       241,674            32,866
Equity Income Portfolio.................................       187,973           126,462

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
Capital Appreciation Portfolio..........................    $  171,221        $   44,312
Multi-Cap Growth Subaccount.............................       350,538            43,202
Balanced Portfolio......................................       131,414             2,659
Dreyfus
Stock Index Portfolio...................................       384,055           167,254
Socially Responsible Growth Portfolio...................         9,338             2,122
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................       326,764           162,922
VIP II Contra Fund Portfolio............................       116,493            26,424
VIP III Growth Opportunities Portfolio..................        29,209             6,098
Janus Aspen Series
Aggressive Growth Portfolio.............................       527,301            24,019
Balanced Portfolio......................................        53,363             5,764
Capital Appreciation Portfolio..........................       329,960            46,051
Worldwide Growth Portfolio..............................       262,402            55,993

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS

                    SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2000             1999
                                                              -------------    ------------
                                                                     ($ IN MILLIONS)
                                          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $  994.3         $1,048.8
Mortgage loans on real estate...............................       115.1            165.0
Policy loans................................................        67.7             58.8
Real estate.................................................         7.5              6.9
Other invested assets.......................................         8.1              2.3
                                                                --------         --------
                                                                 1,192.7          1,281.8
                                                                --------         --------
Cash and cash equivalents...................................        71.6             28.9
Accrued investment income...................................        21.4             20.4
Amounts due from reinsurers.................................        17.3             18.6
Deferred policy acquisition costs...........................       471.8            406.4
Current federal income taxes receivable.....................        12.8              2.3
Other assets................................................         7.2             24.9
Separate account assets.....................................     4,252.6          4,387.2
                                                                --------         --------
          Total assets......................................    $6,047.4         $6,170.5
                                                                ========         ========
                           LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  133.6         $  123.4
Policyholders' account balances.............................    $1,157.2          1,154.1
Other policyholders' liabilities............................        57.7             54.0
Accounts payable and other liabilities......................        38.0             79.5
Note payable to affiliate (Note 5)..........................        47.4             49.0
Deferred federal income taxes...............................        38.5             19.4
Separate account liabilities................................     4,252.6          4,387.2
                                                                --------         --------
          Total liabilities.................................    $5,725.0         $5,866.6
                                                                ========         ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................    $    2.5         $    2.5
Capital in excess of par....................................       199.7            199.7
Retained earnings...........................................       126.3            109.0
Accumulated other comprehensive loss........................        (6.1)            (7.3)
                                                                --------         --------
          Total shareholder's equity........................       322.4            303.9
                                                                --------         --------
          Total liabilities and shareholder's equity........    $6,047.4         $6,170.5
                                                                ========         ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

             THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $44.2     $33.7
Premiums....................................................    7.2       1.1
Net investment income.......................................   22.3      23.1
Net realized (losses)/gains on investments..................   (1.1)      0.0
Other income................................................    2.2       1.3
                                                              -----     -----
          Total revenues....................................   74.8      59.2
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   18.7      12.0
Interest credited to policyholders' account balances........   15.9      15.5
Amortization of deferred policy acquisition costs...........    8.9      12.3
Other operating costs and expenses..........................   17.3      12.9
                                                              -----     -----
          Total benefits and expense........................   60.8      52.7
                                                              -----     -----
Income before income taxes..................................   14.0       6.5
Income tax expense..........................................    4.7       2.3
                                                              -----     -----
Net income..................................................    9.3       4.2
Other comprehensive income (loss), net......................    2.5      (2.3)
                                                              -----     -----
Comprehensive income........................................  $11.8     $ 1.9
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $126.2   $105.0
Premiums....................................................    19.5      3.4
Net investment income.......................................    69.3     71.4
Net realized (losses)/gains on investments..................    (2.9)     1.2
Other Income................................................     9.7      4.4
                                                              ------   ------
Total revenues..............................................   221.8    185.4
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    51.0     32.0
Interest credited to policyholders' account balances........    46.8     48.1
Amortization of deferred policy acquisition costs...........    37.0     32.3
Other operating costs and expenses..........................    61.6     52.1
                                                              ------   ------
Total benefited and expenses................................   196.4    164.5
                                                              ------   ------
Income before income taxes..................................    25.4     20.9
Income tax expense..........................................     8.1      7.3
                                                              ------   ------
Net income..................................................    17.3     13.6
Other comprehensive income (loss), net......................     1.2    (11.8)
                                                              ------   ------
Comprehensive income........................................  $ 18.5   $  1.8
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY

                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:
  Net income.............................                          17.3                         17.3
  Other comprehensive income(1)..........                                        1.2             1.2
                                                                                              ------
     Comprehensive income................                                                       18.5
                                            ----     ------      ------        -----          ------
Balance, September 30, 2000..............   $2.5     $199.7      $126.3        $(6.1)         $322.4
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------    -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $   (71.6)   $ (45.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................      151.7      209.9
  Mortgage loans on real estate.............................       60.6       15.5
  Real Estate...............................................        0.0        1.2
  Other invested assets.....................................        0.0        3.8
Acquisitions of investments:
  Fixed maturities..........................................     (100.7)    (267.8)
  Equity securities.........................................       (0.3)       0.0
  Mortgage loans on real estate.............................      (10.6)     (63.7)
  Real estate...............................................       (0.7)      (0.3)
  Other invested assets.....................................       (0.9)      (0.7)
  Policy loans, net.........................................       (9.0)      (4.6)
  Other, net................................................        0.0        0.3
                                                              ---------    -------
Net cash provided by/(used in) investing activities.........  $    90.1    $(106.4)
                                                              ---------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................         --       50.5
Repayment of note to affiliate..............................       (1.6)      (1.0)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,257.2      929.3
Return of policyholders' account balances on annuity and
  universal life policies...................................   (1,231.4)    (912.2)
                                                              ---------    -------
Net cash provided by financing activities...................       24.2       66.6
                                                              ---------    -------
Net decrease in cash and cash equivalents...................       42.7      (85.4)
Cash and cash equivalents, beginning of year................       28.9      133.4
                                                              ---------    -------
Cash and cash equivalents, end of period....................  $    71.6    $  48.0
                                                              =========    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now

                     MONY LIFE INSURANCE COMPANY OF AMERICA
known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY's motion for summary judgment and dismissed all claims filed in the Goshen case against us. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY intends to defend itself vigorously against the sole remaining claim.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations. There can be no assurance, however, that the present litigation relating to sales practices will not have a material effect on MONY.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 2000, the Company had commitments outstanding of $4.4 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on the agricultural loans range from 7.9% to 8.3%. There was a fixed rate commercial mortgage commitment of $5.8 million outstanding as of September 30, 2000. The interest rate on this commercial loan is 8.0%. The Company had commitments outstanding to purchase $24.5 million of private fixed maturity securities as of September 30, 2000 with interest rates ranging from 7.6% to 9.1%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 2000 is $47.4 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90%

                     MONY LIFE INSURANCE COMPANY OF AMERICA
of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. In the third quarter of 2000 the treaty was amended to include new sales of universal life business written by USFL. At September 30, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.